Discontinued Operations	12 Months Ended
Dec. 31, 2024
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS
NOTE 12 –	DISCONTINUED OPERATIONS

In November 2021, the Company completed the acquisition of Comsec and its subsidiaries. During 2023, one of the subsidiaries, Comsec Distribution Ltd. (“Comsec Distribution”) had financial, operational and commercials difficulties, cessation of sales starting July 2023, layoffs and departures of employees so that starting from December 31, 2023 there are no employees in this activity.

As of December 31, 2023 and based on the analysis performed by the Company’s management it has been determined that Comsec Distribution is considered as an abandoned business operation in accordance with IFRS 5 and constitutes a component of the Company that represents a separate major line of business and therefore meets the criteria for classification as a discontinued operation.

Prior to the classification of Comsec Distribution as a discontinued operation, the recoverable amount of certain items of account receivables and inventory were estimated and an impairment loss in an amount of $431 thousand and $1,900 thousand, respectively were recognized in order to ascertain that the carrying amount of the account receivables and inventory is not higher than their recoverable amount.

Below are data of the operating results attributed to the discontinued operation:

	Year ended December 31,
	2024	2023	2022
	USD in thousands
Revenues from sales	-	5,459	29,741
Cost of sales	-	(5,931)	(27,383)
Gross profit (loss)	-	(472)	2,358
Sales and marketing expenses	-	351	1,126
General and administrative expenses	-	851	308
Operating income (loss)	-	(1,674)	924
Finance expenses, net	1,523	356	317
Income (loss) before taxes on income	(1,523)	(2,030)	607
Taxes on income	362	-	38
Income (loss) after taxes on income	(1,885)	(2,030)	569

Below are data of the net cash flows provided by (used in) the discontinued operation:

	Year ended December 31,
	2024	2023	2022
	USD in thousands

Net cash provided by discontinued operating activities	995	1,917	1,867
Net cash provided by (used in) discontinued investing activities	-	(1,026)	949
Net cash used in discontinued financing activities	(1,015)	(1,375)	(2,429)
Total net cash provided by (used in) discontinued operation	(20)	(484)	387